Description of Organization and Business Operations - Additional Information (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) Director $ / shares	Dec. 31, 2021 USD ($) $ / shares
Supernova Acquistion [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of board members | Director	1
Rigetti Computing, Inc [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Number of board members | Director	6
Proceeds from business combination and private investment in public equity | $	$ 225,600,000
Accumulated deficit | $	217,601	$ 207,131
Rigetti Holdings Inc
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Accumulated deficit | $	$ 217,600,000
Rigetti Computing, Inc [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of board members | Director	8
Class A Ordinary Shares | Rigetti Computing, Inc [Member] | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Class B Ordinary Shares | Rigetti Computing, Inc [Member] | Conversion Of Common Stock Shares From The Previous Company To The Current Company [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001